Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2017
Compensation and Retirement Disclosure [Abstract]
Schedule of stock option activity and related information for its option plans
	2017		2016
	Options	Weighted Average Exercise Price Per Share	Options	Weighted Average Exercise Price Per Share
Outstanding at beginning of year	-	$-	-	$-
Grants	152,080	16.72	-	-
Exercised	-	-	-	-
Outstanding at year end	152,080	$16.72	-	$-

Exercisable at year end	-	$-	-	$-